AMOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
AMOUNTS RECEIVABLE AND PREPAID EXPENSES
Schedule of Amounts Receivable and Prepaid Expenses
	December 31	December 31
	2025	2024
Sales tax receivable	$58	$49
Interest, refundable deposits, and other receivables	61	103
Prepaid expenses [1]	1,987	1,756
Total	$2,106	$1,908